Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-2

Collection Period	11/01/19-11/30/19
Determination Date	12/9/2019
Distribution Date	12/16/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$708,068,109.62
2.	Collections allocable to Principal		$22,553,214.78
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,648,428.11
5.	Pool Balance on the close of the last day of the related Collection Period		$683,866,466.73
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		51,785
7.	Initial Pool Balance		$1,336,359,077.55
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$120,499,057.46	$96,297,414.57
	c. Class A-3 Note Balance	$364,380,000.00	$364,380,000.00
	d. Class A-4 Note Balance	$108,530,000.00	$108,530,000.00
	e. Class B Note Balance	$34,750,000.00	$34,750,000.00
	f. Class C Note Balance	$34,750,000.00	$34,750,000.00
	g. Class D Note Balance	$33,800,000.00	$33,800,000.00
	h. Note Balance (sum a - g)	$696,709,057.46	$672,507,414.57
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.2548680	0.2036790
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.5258182	0.5075528
10.	Overcollateralization Target Amount		$11,359,052.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$11,359,052.16
12.	Weighted Average Coupon		7.79%
13.	Weighted Average Original Term	months	66.45
14.	Weighted Average Remaining Term	months	43.88
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,610,244.93
	b. Liquidation Proceeds allocable to Finance Charge		$610.59
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,610,855.52
16.	Principal:
	a. Collections allocable to Principal		$22,553,214.78
	b. Liquidation Proceeds allocable to Principal		$563,301.53
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,116,516.31

17.	Total Finance Charge and Principal Collections (15d + 16d)	$27,727,371.83
18.	Interest Income from Collection Account	$36,354.99
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$27,763,726.82
Available Funds
21.	Available Collections	$27,763,726.82
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$27,763,726.82
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$590,056.76
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$590,056.76
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$274,135.36
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$274,135.36
	i. Class A-3 Monthly Interest	$904,877.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$904,877.00
	m. Class A-4 Monthly Interest	$285,795.67
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$285,795.67
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$97,589.58
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$97,589.58
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$103,381.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$103,381.25
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$112,385.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$112,385.00
34.	Quaternary Principal Distributable Amount	$12,842,590.73
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$15,210,811.35
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$11,359,052.16
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,610,855.52
	b. Total Daily Deposits of Principal Collections	$23,116,516.31
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$36,354.99
	e. Total Deposits to Collection Account (sum a - d)	$27,763,726.82
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$590,056.76
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,979,806.75
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,193,863.31
	f. Total Withdrawals from Collection Account (sum a - e)	$27,763,726.82
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$274,135.36
	c. Class A-3 Interest Distribution	$904,877.00
	d. Class A-4 Interest Distribution	$285,795.67
	e. Class B Interest Distribution	$97,589.58
	f. Class C Interest Distribution	$103,381.25
	g. Class D Interest Distribution	$112,385.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$24,201,642.89
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$25,979,806.75
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$24,475,778.25
	c. Class A-3 Distribution	$904,877.00
	d. Class A-4 Distribution	$285,795.67
	e. Class B Distribution	$97,589.58

f. Class C Distribution	$103,381.25
g. Class D Distribution	$112,385.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$25,979,806.75

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$1,193,863.31
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,193,863.31
Required Reserve Account Amount
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,340,897.69
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,340,897.69
49.	Investment Earnings	$4,746.90
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,345,644.59
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$4,746.90
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,340,897.69
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$590,056.76
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$25,979,806.75
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,193,863.31
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$4,746.90
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$24,475,778.25
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$904,877.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$285,795.67
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$97,589.58
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$103,381.25
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$112,385.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,193,863.31

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	1,204	$17,473,324.84
	b. 61 to 90 days past due	554	$8,100,191.02
	c. 91 to 120 days past due	167	$2,037,009.65
	d. 121 or more days past due	1	$15,642.92
	e. Total Past Due (sum a - d)	1,926	$27,626,168.43
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		4.0397%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	123	$1,648,428.11
74.	Recoveries	173	$563,912.12
75.	Net Losses (Ln 73 - Ln 74)		$1,084,515.99
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.1532%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	1,847	$27,582,336.89
78.	Recoveries	1,437	$12,175,240.81
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$15,407,096.08
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.1529%
81.	Average Net Loss on Defaulted Receivables		$8,341.69

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,596,234,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer